Fees Summary	Oct. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 827,000
Previously Paid Amount	0.00
Total Fee Amount	126.61
Total Offset Amount	0.00
Net Fee	126.61
Narrative - Max Aggregate Offering Price	$ 827,000
Final Prospectus	true